PROPERTY (Details) (USD $)	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012	Mar. 31, 2015
PROPERTY
Property owned, gross		$ 1,629,934,000	$ 1,393,608,000
Less-accumulated depreciation and amortization		394,008,000	226,556,000
Property owned, net		1,235,926,000	1,167,052,000
Property leased under capital leases:
Depreciation expense	63,472,000	194,930,000	176,998,000
Buildings and improvements		14,381,000	14,381,000
Less-accumulated amortization		3,077,000	1,679,000
Property leased under capital leases, net		11,304,000	12,702,000
Total		1,247,230,000	1,179,754,000		1,266,860,000
Predecessor
Property leased under capital leases:
Depreciation expense				70,715,000
Land
PROPERTY
Property owned, gross		45,448,000	46,148,000
Buildings and improvements
PROPERTY
Property owned, gross		211,947,000	202,311,000
Buildings and improvements | Minimum
Property leased under capital leases:
Estimated useful lives		5 years
Buildings and improvements | Maximum
Property leased under capital leases:
Estimated useful lives		40 years
Leasehold improvements
PROPERTY
Property owned, gross		627,259,000	528,915,000
Leasehold improvements | Minimum
Property leased under capital leases:
Estimated useful lives		1 year
Leasehold improvements | Maximum
Property leased under capital leases:
Estimated useful lives		20 years
Furniture, fixtures and equipment
PROPERTY
Property owned, gross		$ 745,280,000	$ 616,234,000
Furniture, fixtures and equipment | Minimum
Property leased under capital leases:
Estimated useful lives		1 year
Furniture, fixtures and equipment | Maximum
Property leased under capital leases:
Estimated useful lives		10 years